BUSINESS ACQUISITIONS, DISPOSITIONS, GOODWILL AND INTANGIBLE ASSETS (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
BUSINESS ACQUISITIONS, DISPOSITIONS, GOODWILL AND INTANGIBLE ASSETS [Abstract]
BUSINESS ACQUISITIONS, DISPOSITIONS, GOODWILL AND INTANGIBLE ASSETS
NOTE 9:   BUSINESS ACQUISITIONS, DISPOSITIONS, GOODWILL AND INTANGIBLE ASSETS

Business Acquisitions and Dispositions. There were no significant acquisitions or divestitures during the three and nine months ended September 30, 2020 and 2019.

Goodwill.  The changes in the carrying amount of goodwill are as follows:

(dollars in millions)	HVAC	Refrigeration	Fire & Security	Total
Balance as of January 1, 2020	$5,351	$1,228	$3,305	$9,884
Foreign currency translation	2	5	15	22
Balance as of September 30, 2020	$5,353	$1,233	$3,320	$9,906

Intangible Assets, net.  Identifiable intangible assets are comprised of the following:

	September 30, 2020		December 31, 2019
(dollars in millions)	Gross Amount	Accumulated Amortization	Gross Amount	Accumulated Amortization
Amortized:
Customer relationships	$1,506	$(1,223)	$1,479	$(1,154)
Patents and trademarks	293	(213)	287	(201)
Monitoring lines	67	(55)	67	(52)
Service portfolios and other	636	(528)	629	(506)
	2,502	(2,019)	2,462	(1,913)
Unamortized:
Trademarks and other	541	—	534	—
Intangible assets, net	$3,043	$(2,019)	$2,996	$(1,913)

Amortization of Intangible assets was $26 million and $30 million for the three months ended September 30, 2020 and 2019, respectively, and $76 million and $88 million for the nine months ended September 30, 2020 and 2019, respectively.

Annual Impairment Assessment.  Goodwill and indefinite-lived intangible assets are tested annually for impairment, or when a triggering event occurs that indicates the fair value of the reporting unit or asset may have decreased below the carrying value.  The impairment assessment compares the estimated fair value of each reporting unit or indefinite-lived trademark to its associated carrying value. If the carrying value of the reporting unit or trademark exceeds its estimated fair value, then we record an impairment based on the difference between fair value and carrying value.  In the case of a reporting unit, an impairment would not exceed the associated carrying value of goodwill.  We performed our annual impairment assessment test of goodwill and indefinite-lived trademarks as of July 1, 2020.

As part of our annual impairment testing we considered the impact of the adverse effects of the COVID-19 pandemic on the global economy and our business.  To this end, we performed a quantitative impairment assessment that measured the fair value of each reporting unit to its associated carrying value to determine whether it was necessary to recognize a goodwill impairment. Estimating the fair value of individual reporting units and trademarks requires us to make assumptions and estimates regarding our future plans, as well as industry, economic and regulatory conditions, which were updated in performing the impairment assessment.

For all reporting units, the fair value of goodwill exceeded the carrying value, resulting in no goodwill impairment.  However, for one reporting unit, with goodwill of $917 million, the excess of fair value over the carrying value was approximately 13%. For this reporting unit, a 100 basis point increase in the discount rate used in the financial forecast would result in an impairment of approximately $84 million. The estimated fair value of the reporting unit would be negatively impacted if future economic conditions are worse than our financial forecast and assumptions or there are substantial reductions in our end markets and volume assumptions relative to our financial forecast.

Based upon the quantitative assessment performed, the fair value of indefinite lived trademarks was determined to exceed the carrying value, resulting in no impairment.

NOTE 9: BUSINESS ACQUISITIONS, DISPOSITIONS, GOODWILL AND INTANGIBLE ASSETS

Business Acquisitions and Dispositions. The Business’ investments through acquisitions, net of cash acquired, in 2019 and 2018 were zero and $310 million, respectively. The acquisitions in 2018 are not considered material for presentation of pro forma results under FASB ASC Topic 805: Business Combinations. Acquisition-related costs have been expensed as incurred and were not material in any of the periods presented.

The Business completed the sale of businesses in 2019 and 2018 for $6 million and $1,032 million in cash, respectively. In 2018, the Business recorded a pre-tax gain of $799 million on the sale of the Taylor business.

Goodwill. The changes in the carrying amount of goodwill are as follows:

(dollars in millions)	HVAC	Refrigeration	Fire & Security	Total
Balance as of January 1, 2018	$5,472	$1,417	$3,176	$10,065
Goodwill resulting from business combinations	—	1	194	195
Foreign currency translation and other	(142)	(187)	(82)	(411)
Balance as of December 31, 2018	5,330	1,231	3,288	9,849
Foreign currency translation and other	21	(3)	17	35
Balance as of December 31, 2019	$5,351	$1,228	$3,305	$9,884

The $411 million net reduction in goodwill within foreign currency translations and other in 2018 includes a $151 million reduction of goodwill attributable to the sale of Taylor within the Refrigeration segment. We completed our annual impairment testing as of July 1, 2019 and determined that no adjustments to the carrying value of goodwill were necessary.

Intangible Assets. Identifiable intangible assets are comprised of the following:

	2019		2018
(dollars in millions)	Gross Amount	Accumulated Amortization	Gross Amount	Accumulated Amortization
Amortized:
Customer relationships	$1,479	$(1,154)	$1,511	$(1,098)
Patents and trademarks	287	(201)	292	(189)
Monitoring lines	67	(52)	64	(46)
Service portfolios and other	629	(506)	631	(490)
	2,462	(1,913)	2,498	(1,823)
Unamortized:
Trademarks and other	534	—	539	—
Total	$2,996	$(1,913)	$3,037	$(1,823)

Amortization of intangible assets was $116 million, $136 million and $146 million for the years ended December 31, 2019, 2018 and 2017, respectively. The estimated future amortization of intangible assets is as follows:

(dollars in millions)	2020	2021	2022	2023	2024
Future amortization	$101	$91	$72	$63	$55